Initial Public Offering -Additional Information (Detail) - USD ($)		11 Months Ended
	Jul. 28, 2020	Dec. 31, 2020
Disclosure Of Initial Public Offer [Line Items]
Proceeds from initial public offer		$ 414,000,000
Adjustments to additional paid in capital stock issuance costs		$ 23,397,617
Common Class A
Disclosure Of Initial Public Offer [Line Items]
Number of shares called by each warrant	1
Minimum | Common Class A
Disclosure Of Initial Public Offer [Line Items]
Warrants redemption price per share		$ 11.50
IPO [Member]
Disclosure Of Initial Public Offer [Line Items]
Stock issued during period shares new issues	41,400,000
Sale of stock issue price per share	$ 10.00
Proceeds from initial public offer	$ 414,000,000.0
Adjustments to additional paid in capital stock issuance costs	23,400,000
Deferred underwriting commissions non current	$ 14,500,000
Over-Allotment Option [Member]
Disclosure Of Initial Public Offer [Line Items]
Stock issued during period shares new issues	5,400,000	5,400,000